Revenue from Contract with Customers	9 Months Ended
Sep. 25, 2021
European Wax Center, Inc. and Subsidiaries
Revenue from Contract with Customers

11. Revenue from contracts with customers

Contract liabilities consist of deferred revenue resulting from franchise fees, which are generally recognized on a straight-line basis over the term of the underlying franchise agreement. Also included are service revenues from corporate-owned centers, including customer prepayments in connection with the Wax Pass program. Contract liabilities are classified as deferred revenue on the condensed consolidated balance sheets.

Deferred franchise fees are reduced as fees are recognized in revenue over the term of the franchise license for the respective center. Deferred service revenues are recognized over time as the services are performed. The following table reflects the change in contract liabilities for the periods indicated:

Contract liabilities
Balance at December 26, 2020	$8,879
Revenue recognized that was included in the contract liability at the beginning of the year	(1,394)
Increase, excluding amounts recognized as revenue during the period	1,936
Balance at September 25, 2021	$9,421

The weighted average remaining amortization period for deferred revenue is 4.8 years.

The following table illustrates estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of September 25, 2021. The Company has elected to exclude short term contracts, sales-based royalties and any other variable consideration recognized on an “as invoiced” basis.

Contract liabilities to be recognized in:	Amount
2021 (from September 26, 2021)	$594
2022	2,316
2023	1,068
2024	1,009
2025	939
Thereafter	3,495
Total	$9,421

The summary set forth below represents the balances in deferred revenue as of September 25, 2021 and December 26, 2020:

	September 25, 2021	December 26, 2020
Franchise fees	$7,887	$7,542
Service revenue	1,534	1,337
Total deferred revenue	9,421	8,879
Long-term portion of deferred revenue	6,785	6,528
Current portion of deferred revenue	$2,636	$2,351